Schedule of Investments (unaudited) March 31, 2024	iShares S&P 500 Index Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value

S&P 500 Index Master Portfolio of Master Investment Portfolio	$40,154,115,821

Total Investments — 100.1% (Cost: $16,865,111,845)	40,154,115,821
Liabilities in Excess of Other Assets — (0.1)%	(32,362,808)

Net Assets — 100.0%	$40,121,753,013

iShares S&P 500 Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in S&P 500 Index Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of March 31, 2024, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $40,154,115,821 and 98.5%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements.

Certain investments of the Fund were fair valued using net asset value per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) March 31, 2024	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
Axon Enterprise, Inc.(a)	63,918	$19,998,664
Boeing Co.(a)	522,491	100,835,538
General Dynamics Corp.	206,834	58,428,537
General Electric Co.	991,488	174,035,889
Howmet Aerospace, Inc.	353,998	24,224,083
Huntington Ingalls Industries, Inc.	36,396	10,608,342
L3Harris Technologies, Inc.	172,674	36,796,829
Lockheed Martin Corp.	198,883	90,465,910
Northrop Grumman Corp.	127,833	61,188,544
RTX Corp.	1,208,758	117,890,168
Textron, Inc.	176,036	16,887,133
TransDigm Group, Inc.	50,658	62,390,393

		773,750,030

Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	108,573	8,266,748
Expeditors International of Washington, Inc.	131,443	15,979,526
FedEx Corp.	208,476	60,403,836
United Parcel Service, Inc., Class B	658,897	97,931,861

		182,581,971

Automobile Components — 0.1%
Aptiv PLC(a)	256,525	20,432,216
BorgWarner, Inc.	208,912	7,257,603

		27,689,819

Automobiles — 1.3%
Ford Motor Co.	3,561,341	47,294,608
General Motors Co.	1,051,705	47,694,822
Tesla, Inc.(a)	2,524,209	443,730,700

		538,720,130

Banks — 3.3%
Bank of America Corp.	6,272,285	237,845,047
Citigroup, Inc.	1,733,751	109,642,413
Citizens Financial Group, Inc.	419,751	15,232,764
Comerica, Inc.	117,856	6,480,902
Fifth Third Bancorp	616,462	22,938,551
Huntington Bancshares, Inc.	1,317,386	18,377,535
JPMorgan Chase & Co.	2,633,750	527,540,125
KeyCorp.	858,011	13,565,154
M&T Bank Corp.	150,559	21,897,301
PNC Financial Services Group, Inc.	362,610	58,597,776
Regions Financial Corp.	833,982	17,546,981
Truist Financial Corp.	1,215,059	47,363,000
U.S. Bancorp	1,418,460	63,405,162
Wells Fargo & Co.	3,278,616	190,028,583

		1,350,461,294

Beverages — 1.4%
Brown-Forman Corp., Class B	162,610	8,393,928
Coca-Cola Co.	3,544,823	216,872,271
Constellation Brands, Inc., Class A	146,342	39,769,902
Keurig Dr. Pepper, Inc.	948,817	29,100,218
Molson Coors Beverage Co., Class B	170,893	11,492,554
Monster Beverage Corp.(a)	673,872	39,947,132
PepsiCo, Inc.	1,252,125	219,134,396

		564,710,401

Biotechnology — 1.9%
AbbVie, Inc.	1,608,430	292,895,103
Amgen, Inc.	487,393	138,575,578

Security	Shares	Value

Biotechnology (continued)
Biogen, Inc.(a)	132,004	$28,464,022
Gilead Sciences, Inc.	1,135,124	83,147,833
Incyte Corp.(a)	169,460	9,654,136
Moderna, Inc.(a)(b)	299,709	31,936,991
Regeneron Pharmaceuticals, Inc.(a)	96,492	92,872,585
Vertex Pharmaceuticals, Inc.(a)	234,768	98,135,372

		775,681,620

Broadline Retail — 3.8%
Amazon.com, Inc.(a)	8,327,487	1,502,112,105
eBay, Inc.	469,616	24,786,332
Etsy, Inc.(a)	109,329	7,513,089

		1,534,411,526

Building Products — 0.5%
A O Smith Corp.	112,403	10,055,572
Allegion PLC	80,999	10,911,375
Builders FirstSource, Inc.(a)	111,625	23,279,394
Carrier Global Corp.	758,066	44,066,377
Johnson Controls International PLC	620,854	40,554,183
Masco Corp.	199,903	15,768,349
Trane Technologies PLC	205,719	61,756,844

		206,392,094

Capital Markets — 2.8%
Ameriprise Financial, Inc.	90,779	39,801,145
Bank of New York Mellon Corp.	689,421	39,724,438
BlackRock, Inc.(c)	127,392	106,206,710
Blackstone, Inc., Class A	655,345	86,092,673
Cboe Global Markets, Inc.	95,826	17,606,111
Charles Schwab Corp.	1,355,783	98,077,342
CME Group, Inc., Class A	327,956	70,605,647
FactSet Research Systems, Inc.	34,723	15,777,784
Franklin Resources, Inc.	273,430	7,686,117
Goldman Sachs Group, Inc.	297,093	124,092,775
Intercontinental Exchange, Inc.	521,661	71,691,871
Invesco Ltd.	420,219	6,971,433
MarketAxess Holdings, Inc.	33,948	7,443,099
Moody’s Corp.	143,375	56,350,676
Morgan Stanley	1,138,321	107,184,305
MSCI, Inc., Class A	72,053	40,382,104
Nasdaq, Inc.	343,695	21,687,155
Northern Trust Corp.	188,749	16,783,561
Raymond James Financial, Inc.	170,449	21,889,061
S&P Global, Inc.	292,746	124,548,786
State Street Corp.	278,537	21,536,481
T Rowe Price Group, Inc.	202,785	24,723,547

		1,126,862,821

Chemicals — 1.5%
Air Products and Chemicals, Inc.	202,519	49,064,278
Albemarle Corp.	108,244	14,260,065
Celanese Corp., Class A	91,309	15,692,365
CF Industries Holdings, Inc.	176,080	14,651,617
Corteva, Inc.	639,334	36,870,392
Dow, Inc.	639,799	37,063,556
DuPont de Nemours, Inc.	391,836	30,042,066
Eastman Chemical Co.	104,899	10,512,978
Ecolab, Inc.	231,192	53,382,233
FMC Corp.	114,755	7,309,893
International Flavors & Fragrances, Inc.	231,443	19,901,784
Linde PLC	441,742	205,109,645
LyondellBasell Industries NV, Class A	231,609	23,688,968

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) March 31, 2024	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Mosaic Co.	294,232	$9,550,771
PPG Industries, Inc.	214,817	31,126,983
Sherwin-Williams Co.	214,534	74,514,094

		632,741,688

Commercial Services & Supplies — 0.6%
Cintas Corp.	78,055	53,626,127
Copart, Inc.(a)(b)	796,232	46,117,757
Republic Services, Inc.	184,902	35,397,639
Rollins, Inc.	257,783	11,927,619
Veralto Corp.	199,329	17,672,509
Waste Management, Inc.	333,910	71,172,917

		235,914,568

Communications Equipment — 0.8%
Arista Networks, Inc.(a)	229,567	66,569,838
Cisco Systems, Inc.	3,701,885	184,761,080
F5, Inc.(a)	52,708	9,992,910
Juniper Networks, Inc.	296,179	10,976,394
Motorola Solutions, Inc.	151,199	53,672,621

		325,972,843

Construction & Engineering — 0.1%
Quanta Services, Inc.	132,477	34,417,525

Construction Materials — 0.2%
Martin Marietta Materials, Inc.	56,324	34,579,557
Vulcan Materials Co.	121,161	33,067,260

		67,646,817

Consumer Finance — 0.5%
American Express Co.	520,970	118,619,659
Capital One Financial Corp.	347,077	51,676,295
Discover Financial Services	226,040	29,631,584
Synchrony Financial	371,660	16,025,979

		215,953,517

Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	404,243	296,160,549
Dollar General Corp.	199,965	31,206,538
Dollar Tree, Inc.(a)	188,775	25,135,391
Kroger Co.	602,972	34,447,790
Sysco Corp.	454,139	36,867,004
Target Corp.	420,581	74,531,159
Walgreens Boots Alliance, Inc.	653,353	14,171,227
Walmart, Inc.	3,899,735	234,647,055

		747,166,713

Containers & Packaging — 0.2%
Amcor PLC	1,307,745	12,436,655
Avery Dennison Corp.	73,429	16,393,024
Ball Corp.	286,467	19,296,417
International Paper Co.	318,187	12,415,657
Packaging Corp. of America	79,912	15,165,699
Westrock Co.	236,208	11,680,486

		87,387,938

Distributors — 0.1%
Genuine Parts Co.	127,460	19,747,378
LKQ Corp.	245,623	13,118,724
Pool Corp.	34,707	14,004,275

		46,870,377

Security	Shares	Value

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	6,513,752	$114,642,035
Verizon Communications, Inc.	3,830,152	160,713,178

		275,355,213

Electric Utilities — 1.5%
Alliant Energy Corp.	231,444	11,664,778
American Electric Power Co., Inc.	475,366	40,929,013
Constellation Energy Corp.	290,962	53,784,326
Duke Energy Corp.	702,392	67,928,330
Edison International	351,204	24,840,659
Entergy Corp.	194,135	20,516,187
Evergy, Inc.	211,723	11,301,774
Eversource Energy	317,272	18,963,347
Exelon Corp.	907,112	34,080,198
FirstEnergy Corp.	469,159	18,118,921
NextEra Energy, Inc.	1,869,135	119,456,418
NRG Energy, Inc.	203,628	13,783,579
PG&E Corp.	1,943,656	32,575,674
Pinnacle West Capital Corp.	100,706	7,525,759
PPL Corp.	669,795	18,439,456
Southern Co.	993,570	71,278,712
Xcel Energy, Inc.	503,213	27,047,699

		592,234,830

Electrical Equipment — 0.7%
AMETEK, Inc.	210,261	38,456,737
Eaton Corp. PLC	363,768	113,742,978
Emerson Electric Co.	520,827	59,072,199
Generac Holdings, Inc.(a)(b)	56,265	7,097,267
Hubbell, Inc.	48,383	20,081,364
Rockwell Automation, Inc.	103,661	30,199,559

		268,650,104

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	546,477	63,036,122
CDW Corp.	122,355	31,295,962
Corning, Inc.	695,269	22,916,066
Jabil, Inc.	116,443	15,597,540
Keysight Technologies, Inc.(a)	158,740	24,823,761
TE Connectivity Ltd.	281,902	40,943,447
Teledyne Technologies, Inc.(a)	42,653	18,311,786
Trimble, Inc.(a)(b)	226,920	14,604,571
Zebra Technologies Corp., Class A(a)	47,023	14,174,613

		245,703,868

Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	910,431	30,499,439
Halliburton Co.	809,809	31,922,671
Schlumberger NV	1,300,377	71,273,663

		133,695,773

Entertainment — 1.3%
Electronic Arts, Inc.	221,964	29,447,964
Live Nation Entertainment, Inc.(a)	129,916	13,741,215
Netflix, Inc.(a)	394,221	239,422,240
Take-Two Interactive Software, Inc.(a)	145,261	21,569,806
Walt Disney Co.	1,671,075	204,472,737
Warner Bros Discovery, Inc., Class A(a)(b)	2,011,470	17,560,133

		526,214,095

Financial Services — 4.2%
Berkshire Hathaway, Inc., Class B(a)	1,657,538	697,027,880
Corpay, Inc.(a)	65,387	20,174,505
Fidelity National Information Services, Inc.	536,134	39,770,420

2

Schedule of Investments (unaudited) (continued) March 31, 2024	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Financial Services (continued)
Fiserv, Inc.(a)	546,778	$87,386,060
Global Payments, Inc.	237,218	31,706,558
Jack Henry & Associates, Inc.	66,164	11,494,672
Mastercard, Inc., Class A	751,614	361,954,754
PayPal Holdings, Inc.(a)	971,087	65,053,118
Visa, Inc., Class A	1,440,851	402,112,697

		1,716,680,664

Food Products — 0.8%
Archer-Daniels-Midland Co.	483,767	30,385,405
Bunge Global SA	133,135	13,649,000
Campbell Soup Co.	174,853	7,772,216
Conagra Brands, Inc.	438,412	12,994,532
General Mills, Inc.	525,950	36,800,721
Hershey Co.	136,999	26,646,306
Hormel Foods Corp.	266,300	9,291,207
J M Smucker Co.	97,393	12,258,857
Kellanova	236,248	13,534,648
Kraft Heinz Co.	719,998	26,567,926
Lamb Weston Holdings, Inc.	132,939	14,161,992
McCormick & Co., Inc.	228,921	17,583,422
Mondelez International, Inc., Class A	1,225,337	85,773,590
Tyson Foods, Inc., Class A	260,859	15,320,249

		322,740,071

Gas Utilities — 0.0%
Atmos Energy Corp.	137,876	16,389,320

Ground Transportation — 1.1%
CSX Corp.	1,800,284	66,736,528
JB Hunt Transport Services, Inc.	74,510	14,846,118
Norfolk Southern Corp.	205,782	52,447,658
Old Dominion Freight Line, Inc.(b)	163,024	35,752,793
Uber Technologies, Inc.(a)	1,874,738	144,336,079
Union Pacific Corp.	555,516	136,618,050

		450,737,226

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	1,581,575	179,761,814
Align Technology, Inc.(a)	64,585	21,178,713
Baxter International, Inc.	458,852	19,611,334
Becton Dickinson & Co.	263,194	65,127,355
Boston Scientific Corp.(a)	1,334,621	91,408,192
Cooper Cos., Inc.	180,036	18,266,453
DENTSPLY SIRONA, Inc.	192,270	6,381,441
Dexcom, Inc.(a)	351,210	48,712,827
Edwards Lifesciences Corp.(a)	552,530	52,799,767
GE HealthCare Technologies, Inc.(a)	369,205	33,564,427
Hologic, Inc.(a)	222,807	17,370,034
IDEXX Laboratories, Inc.(a)	75,662	40,852,184
Insulet Corp.(a)	64,213	11,006,108
Intuitive Surgical, Inc.(a)	320,974	128,097,514
Medtronic PLC	1,211,334	105,567,758
ResMed, Inc.	134,656	26,665,928
STERIS PLC	89,349	20,087,442
Stryker Corp.	308,055	110,243,643
Teleflex, Inc.	42,866	9,695,003
Zimmer Biomet Holdings, Inc.	188,925	24,934,322

		1,031,332,259

Health Care Providers & Services — 2.6%
Cardinal Health, Inc.	222,236	24,868,208
Cencora, Inc.	150,723	36,624,182

Security	Shares	Value

Health Care Providers & Services (continued)
Centene Corp.(a)	486,923	$38,213,717
Cigna Group	266,475	96,781,055
CVS Health Corp.	1,156,866	92,271,632
DaVita, Inc.(a)	49,171	6,788,057
Elevance Health, Inc.	214,051	110,994,006
HCA Healthcare, Inc.	180,444	60,183,487
Henry Schein, Inc.(a)(b)	115,839	8,748,161
Humana, Inc.	111,011	38,489,734
Laboratory Corp. of America Holdings	77,051	16,832,562
McKesson Corp.	119,850	64,341,473
Molina Healthcare, Inc.(a)	52,858	21,715,652
Quest Diagnostics, Inc.	99,749	13,277,589
UnitedHealth Group, Inc.	842,620	416,844,114
Universal Health Services, Inc., Class B	55,227	10,076,718

		1,057,050,347

Health Care REITs — 0.2%
Healthpeak Properties, Inc.	637,471	11,952,581
Ventas, Inc.	365,990	15,935,205
Welltower, Inc.	504,218	47,114,130

		75,001,916

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	632,439	13,078,838

Hotels, Restaurants & Leisure — 2.0%
Airbnb, Inc., Class A(a)(b)	396,798	65,455,798
Booking Holdings, Inc.	31,785	115,312,166
Caesars Entertainment, Inc.(a)	195,763	8,562,674
Carnival Corp.(a)	919,370	15,022,506
Chipotle Mexican Grill, Inc.(a)	24,981	72,614,021
Darden Restaurants, Inc.	107,426	17,956,256
Domino’s Pizza, Inc.	32,072	15,935,935
Expedia Group, Inc.(a)	120,794	16,639,373
Hilton Worldwide Holdings, Inc.	231,525	49,386,598
Las Vegas Sands Corp.	337,660	17,457,022
Marriott International, Inc., Class A	224,748	56,706,168
McDonald’s Corp.	660,797	186,311,714
MGM Resorts International(a)	249,482	11,778,045
Norwegian Cruise Line Holdings Ltd.(a)(b)	390,053	8,163,809
Royal Caribbean Cruises Ltd.(a)	215,152	29,908,280
Starbucks Corp.	1,029,147	94,053,744
Wynn Resorts Ltd.	86,072	8,799,141
Yum! Brands, Inc.	255,995	35,493,707

		825,556,957

Household Durables — 0.4%
D.R. Horton, Inc.	272,475	44,835,761
Garmin Ltd.	139,444	20,759,028
Lennar Corp., Class A	224,375	38,588,013
Mohawk Industries, Inc.(a)	47,669	6,239,395
NVR, Inc.(a)	2,925	23,692,383
PulteGroup, Inc.	194,833	23,500,757

		157,615,337

Household Products — 1.2%
Church & Dwight Co., Inc.	222,396	23,198,127
Clorox Co.	112,479	17,221,660
Colgate-Palmolive Co.	750,104	67,546,865
Kimberly-Clark Corp.	307,470	39,771,244
Procter & Gamble Co.	2,143,636	347,804,941

		495,542,837

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued) March 31, 2024	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.0%
AES Corp.	618,995	$11,098,580

Industrial Conglomerates — 0.4%
3M Co.	503,518	53,408,154
Honeywell International, Inc.	600,587	123,270,482

		176,678,636

Industrial REITs — 0.3%
Prologis, Inc.	841,751	109,612,815

Insurance — 2.1%
Aflac, Inc.	481,272	41,322,014
Allstate Corp.	239,141	41,373,784
American International Group, Inc.	639,568	49,995,031
Aon PLC, Class A	182,400	60,870,528
Arch Capital Group Ltd.(a)	337,061	31,157,919
Arthur J Gallagher & Co.	197,508	49,384,900
Assurant, Inc.	45,723	8,606,897
Brown & Brown, Inc.	214,181	18,749,405
Chubb Ltd.	369,207	95,672,610
Cincinnati Financial Corp.	142,935	17,748,239
Everest Group Ltd.	39,511	15,705,622
Globe Life, Inc.	77,281	8,993,190
Hartford Financial Services Group, Inc.	271,344	27,961,999
Loews Corp.	164,345	12,866,570
Marsh & McLennan Cos., Inc.	448,219	92,324,150
MetLife, Inc.	562,708	41,702,290
Principal Financial Group, Inc.	197,638	17,058,136
Progressive Corp.	533,217	110,279,940
Prudential Financial, Inc.	328,876	38,610,042
Travelers Cos., Inc.	207,893	47,844,495
W.R. Berkley Corp.	185,511	16,406,593
Willis Towers Watson PLC	93,413	25,688,575

		870,322,929

Interactive Media & Services — 6.1%
Alphabet, Inc., Class A(a)	5,368,607	810,283,855
Alphabet, Inc., Class C(a)	4,494,735	684,368,351
Match Group, Inc.(a)(b)	247,150	8,966,602
Meta Platforms, Inc., Class A	2,004,276	973,236,340

		2,476,855,148

IT Services — 1.1%
Accenture PLC, Class A	571,199	197,983,285
Akamai Technologies, Inc.(a)	138,645	15,079,030
Cognizant Technology Solutions Corp., Class A	453,987	33,272,707
EPAM Systems, Inc.(a)	52,795	14,579,867
Gartner, Inc.(a)	71,013	33,849,767
International Business Machines Corp.	833,591	159,182,537
VeriSign, Inc.(a)	79,744	15,112,286

		469,059,479

Leisure Products — 0.0%
Hasbro, Inc.	115,908	6,551,120

Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	266,964	38,845,932
Bio-Rad Laboratories, Inc., Class A(a)	18,560	6,419,347
Bio-Techne Corp.	143,745	10,118,211
Charles River Laboratories International, Inc.(a)	46,572	12,618,684
Danaher Corp.	599,124	149,613,245
Illumina, Inc.(a)	144,669	19,865,947
IQVIA Holdings, Inc.(a)	166,452	42,094,046
Mettler-Toledo International, Inc.(a)	19,453	25,897,584
Revvity, Inc.	113,906	11,960,130

Security	Shares	Value

Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.	351,990	$204,580,108
Waters Corp.(a)	53,696	18,483,774
West Pharmaceutical Services, Inc.	67,761	26,813,705

		567,310,713

Machinery — 1.8%
Caterpillar, Inc.	463,784	169,944,371
Cummins, Inc.	129,182	38,063,476
Deere & Co.	241,246	99,089,382
Dover Corp.	126,667	22,444,126
Fortive Corp.	318,222	27,373,456
IDEX Corp.	68,890	16,810,538
Illinois Tool Works, Inc.	247,712	66,468,561
Ingersoll Rand, Inc.	368,776	35,015,281
Nordson Corp.	49,512	13,593,025
Otis Worldwide Corp.	370,057	36,735,558
PACCAR, Inc.	476,530	59,037,302
Parker-Hannifin Corp.	116,984	65,018,537
Pentair PLC	150,590	12,866,410
Snap-on, Inc.	48,369	14,327,865
Stanley Black & Decker, Inc.	137,687	13,483,688
Westinghouse Air Brake Technologies Corp.	161,969	23,595,644
Xylem, Inc./New York	220,161	28,453,608

		742,320,828

Media — 0.6%
Charter Communications, Inc., Class A(a)(b)	90,255	26,230,811
Comcast Corp., Class A	3,616,906	156,792,875
Fox Corp., Class A	225,462	7,050,197
Fox Corp., Class B	113,463	3,247,311
Interpublic Group of Cos., Inc.	342,111	11,163,082
News Corp., Class A	352,103	9,218,056
News Corp., Class B	99,061	2,680,591
Omnicom Group, Inc.	179,967	17,413,607
Paramount Global, Class B	428,569	5,044,257

		238,840,787

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	1,306,374	61,425,706
Newmont Corp.	1,042,191	37,352,125
Nucor Corp.	223,963	44,322,278
Steel Dynamics, Inc.	138,383	20,512,512

		163,612,621

Multi-Utilities — 0.6%
Ameren Corp.	241,803	17,883,750
CenterPoint Energy, Inc.	574,664	16,372,177
CMS Energy Corp.	268,243	16,185,783
Consolidated Edison, Inc.	315,250	28,627,853
Dominion Energy, Inc.	762,334	37,499,209
DTE Energy Co.	189,695	21,272,397
NiSource, Inc.	375,478	10,385,722
Public Service Enterprise Group, Inc.	449,986	30,050,065
Sempra	573,327	41,182,078
WEC Energy Group, Inc.	285,359	23,433,681

		242,892,715

Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	144,267	18,597,459
Boston Properties, Inc.	129,325	8,446,216

		27,043,675

Oil, Gas & Consumable Fuels — 3.6%
APA Corp.	273,082	9,388,559
Chevron Corp.	1,581,285	249,431,896

4

Schedule of Investments (unaudited) (continued) March 31, 2024	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	1,073,268	$136,605,551
Coterra Energy, Inc.	688,272	19,189,023
Devon Energy Corp.	585,780	29,394,440
Diamondback Energy, Inc.	161,242	31,953,327
EOG Resources, Inc.	531,258	67,916,023
EQT Corp.	367,959	13,640,240
Exxon Mobil Corp.	3,617,638	420,514,241
Hess Corp.	248,994	38,006,444
Kinder Morgan, Inc.	1,745,529	32,013,002
Marathon Oil Corp.	538,304	15,255,535
Marathon Petroleum Corp.	341,995	68,911,993
Occidental Petroleum Corp.	596,455	38,763,611
ONEOK, Inc.	530,712	42,547,181
Phillips 66	396,271	64,726,905
Pioneer Natural Resources Co.	212,834	55,868,925
Targa Resources Corp.	203,134	22,748,977
Valero Energy Corp.	310,157	52,940,698
Williams Cos., Inc.	1,108,248	43,188,425

		1,453,004,996

Passenger Airlines — 0.2%
American Airlines Group, Inc.(a)	607,371	9,323,145
Delta Air Lines, Inc.	582,275	27,873,504
Southwest Airlines Co.	541,657	15,810,968
United Airlines Holdings, Inc.(a)	300,611	14,393,255

		67,400,872

Personal Care Products — 0.2%
Estee Lauder Cos., Inc., Class A	212,203	32,711,093
Kenvue, Inc.	1,571,772	33,730,227

		66,441,320

Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	1,853,694	100,525,826
Catalent, Inc.(a)	166,228	9,383,571
Eli Lilly & Co.	726,459	565,156,044
Johnson & Johnson	2,193,066	346,921,111
Merck & Co., Inc.	2,308,531	304,610,665
Pfizer, Inc.	5,143,963	142,744,973
Viatris, Inc.	1,088,195	12,993,048
Zoetis, Inc., Class A	418,259	70,773,605

		1,553,108,843

Professional Services — 0.7%
Automatic Data Processing, Inc.	374,236	93,461,699
Broadridge Financial Solutions, Inc.	107,292	21,979,839
Dayforce, Inc.(a)(b)	141,926	9,396,920
Equifax, Inc.	112,328	30,049,987
Jacobs Solutions, Inc.	114,541	17,608,388
Leidos Holdings, Inc.	125,411	16,440,128
Paychex, Inc.	291,745	35,826,286
Paycom Software, Inc.	44,828	8,921,220
Robert Half, Inc.	94,394	7,483,556
Verisk Analytics, Inc.	132,274	31,180,950

		272,348,973

Real Estate Management & Development(a) — 0.2%
CBRE Group, Inc., Class A	274,671	26,709,008
CoStar Group, Inc.	372,321	35,966,209

		62,675,217

Residential REITs — 0.3%
AvalonBay Communities, Inc.	128,498	23,844,089
Camden Property Trust	98,667	9,708,833
Equity Residential	312,352	19,712,535

Security	Shares	Value

Residential REITs (continued)
Essex Property Trust, Inc.	58,653	$14,358,841
Invitation Homes, Inc.	522,843	18,618,439
Mid-America Apartment Communities, Inc.	105,550	13,888,269
UDR, Inc.	279,735	10,464,886

		110,595,892

Retail REITs — 0.3%
Federal Realty Investment Trust	66,889	6,830,705
Kimco Realty Corp.	615,032	12,060,778
Realty Income Corp.	758,262	41,021,974
Regency Centers Corp.	146,221	8,855,144
Simon Property Group, Inc.	296,911	46,463,602

		115,232,203

Semiconductors & Semiconductor Equipment — 10.1%
Advanced Micro Devices, Inc.(a)	1,472,005	265,682,182
Analog Devices, Inc.	451,717	89,345,105
Applied Materials, Inc.	758,020	156,326,465
Broadcom, Inc.	400,894	531,348,917
Enphase Energy, Inc.(a)(b)	124,399	15,049,791
First Solar, Inc.(a)(b)	97,425	16,445,340
Intel Corp.	3,851,769	170,132,637
KLA Corp.	123,200	86,063,824
Lam Research Corp.	119,437	116,041,406
Microchip Technology, Inc.	492,864	44,214,829
Micron Technology, Inc.	1,005,677	118,559,261
Monolithic Power Systems, Inc.	43,754	29,639,835
NVIDIA Corp.	2,250,205	2,033,195,230
NXP Semiconductors NV	232,411	57,584,473
ON Semiconductor Corp.(a)	390,191	28,698,548
Qorvo, Inc.(a)	87,017	9,992,162
QUALCOMM, Inc.	1,016,692	172,125,956
Skyworks Solutions, Inc.	145,968	15,811,254
Teradyne, Inc.(b)	140,558	15,859,159
Texas Instruments, Inc.	828,374	144,311,035

		4,116,427,409

Software — 10.5%
Adobe, Inc.(a)	411,778	207,783,179
ANSYS, Inc.(a)	79,482	27,592,971
Autodesk, Inc.(a)	194,880	50,750,650
Cadence Design Systems, Inc.(a)	247,852	77,151,371
Fair Isaac Corp.(a)	22,692	28,356,150
Fortinet, Inc.(a)	580,649	39,664,133
Gen Digital, Inc.	517,980	11,602,752
Intuit, Inc.	255,026	165,766,900
Microsoft Corp.	6,769,234	2,847,952,128
Oracle Corp.	1,452,498	182,448,274
Palo Alto Networks, Inc.(a)(b)	287,243	81,614,354
PTC, Inc.(a)	109,677	20,722,372
Roper Technologies, Inc.	97,316	54,578,705
Salesforce, Inc.	881,862	265,599,197
ServiceNow, Inc.(a)	186,758	142,384,299
Synopsys, Inc.(a)	138,949	79,409,353
Tyler Technologies, Inc.(a)	37,958	16,132,530

		4,299,509,318

Specialized REITs — 1.0%
American Tower Corp.	424,683	83,913,114
Crown Castle, Inc.	395,534	41,859,363
Digital Realty Trust, Inc.	275,903	39,741,068
Equinix, Inc.	85,529	70,589,649
Extra Space Storage, Inc.	193,116	28,388,052
Iron Mountain, Inc.	264,952	21,251,800

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	5

Schedule of Investments (unaudited) (continued) March 31, 2024	S&P 500 Index Master Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialized REITs (continued)
Public Storage	144,264	$41,845,216
SBA Communications Corp.	98,287	21,298,793
VICI Properties, Inc.	942,473	28,076,271
Weyerhaeuser Co.	661,169	23,742,579

		400,705,905

Specialty Retail — 2.0%
AutoZone, Inc.(a)	15,928	50,199,481
Bath & Body Works, Inc.	206,353	10,321,777
Best Buy Co., Inc.	172,602	14,158,542
CarMax, Inc.(a)(b)	145,430	12,668,407
Home Depot, Inc.	906,698	347,809,353
Lowe’s Cos., Inc.	523,936	133,462,217
O’Reilly Automotive, Inc.(a)	53,816	60,751,806
Ross Stores, Inc.	305,227	44,795,115
TJX Cos., Inc.	1,038,262	105,300,532
Tractor Supply Co.	98,493	25,777,588
Ulta Beauty, Inc.(a)	44,285	23,155,741

		828,400,559

Technology Hardware, Storage & Peripherals — 5.9%
Apple, Inc.	13,223,708	2,267,601,448
Hewlett Packard Enterprise Co.	1,184,319	20,997,976
HP, Inc.	795,353	24,035,568
NetApp, Inc.	187,362	19,667,389
Seagate Technology Holdings PLC	179,485	16,701,079
Super Micro Computer, Inc.(a)	44,332	44,776,650
Western Digital Corp.(a)	297,873	20,326,853

		2,414,106,963

Textiles, Apparel & Luxury Goods — 0.5%
Deckers Outdoor Corp.(a)	23,384	22,010,424
Lululemon Athletica, Inc.(a)	104,615	40,867,849
NIKE, Inc., Class B	1,108,909	104,215,268
Ralph Lauren Corp., Class A	36,888	6,926,091
Tapestry, Inc.	209,561	9,949,956
VF Corp.	306,529	4,702,155

		188,671,743

Tobacco — 0.5%
Altria Group, Inc.	1,606,539	70,077,231
Philip Morris International, Inc.	1,414,311	129,579,174

		199,656,405

Trading Companies & Distributors — 0.3%
Fastenal Co.	521,312	40,214,008

Security	Shares	Value

Trading Companies & Distributors (continued)
United Rentals, Inc.	61,265	$44,178,804
WW Grainger, Inc.	39,920	40,610,616

		125,003,428

Water Utilities — 0.0%
American Water Works Co., Inc.	176,107	21,522,036

Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	475,752	77,652,241

Total Common Stocks — 98.5% (Cost: $15,399,009,719)		40,153,577,716

Investment Companies

Equity Funds — 1.0%
iShares Core S&P 500 ETF(c)(d)	803,980	422,676,405

Total Investment Companies — 1.0% (Cost: $362,565,269)		422,676,405

Total Long-Term Investments — 99.5% (Cost: $15,761,574,988)		40,576,254,121

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.50%(c)(d)(e)	69,971,123	69,999,112
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%(c)(d)	169,271,014	169,271,014

Total Short-Term Securities — 0.6% (Cost: $239,210,263)		239,270,126

Total Investments — 100.1% (Cost: $16,000,785,251)		40,815,524,247

Liabilities in Excess of Other Assets — (0.1)%		(55,881,855)

Net Assets — 100.0%		$40,759,642,392

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.

6

Schedule of Investments (unaudited) (continued) March 31, 2024	S&P 500 Index Master Portfolio

Affiliates

Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/24	Shares Held at 03/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$213,530,225	$—		$(143,489,605	)(a)	$9,083	$(50,591)	$69,999,112	69,971,123	$156,354	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	84,851,864	84,419,150	(a)	—		—	—	169,271,014	169,271,014	2,627,690		—
BlackRock, Inc	101,130,797	2,246,657		—		—	2,829,256	106,206,710	127,392	642,350		—
iShares Core S&P 500 ETF	229,277,684	922,979,721		(766,366,781)		12,428,928	24,356,853	422,676,405	803,980	942,464		—

						$12,438,011	$27,135,518	$768,153,241		$4,368,858		$—

(a)	Represents net amount purchased (sold).

(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	509	06/21/24	$135,101	$3,043,445

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

M A S T E R P O R T F O L I O S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) March 31, 2024	S&P 500 Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$40,153,577,716	$—	$—	$40,153,577,716
Investment Companies	422,676,405	—	—	422,676,405
Short-Term Securities
Money Market Funds	239,270,126	—	—	239,270,126

	$40,815,524,247	$—	$—	$40,815,524,247

Derivative Financial Instruments(a)
Assets
Equity Contracts	$3,043,445	$—	$—	$3,043,445

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

8